SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 1.66	$ 2.79	$ 2.83
Unrecognized share-based compensation expense	$ 5,961
Unrecognized compensation cost, recognition period	3 years 26 days
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of exercised options	$ 351	$ 941	$ 1,147
2000 and 2010 Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	8,433,931
Ordinary shares available for issuance	1,513,058
Vesting period	4 years
Award expiration period	10 years